Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended			2 Months Ended			3 Months Ended			4 Months Ended			5 Months Ended			6 Months Ended			7 Months Ended			8 Months Ended			9 Months Ended			10 Months Ended			11 Months Ended			12 Months Ended			13 Months Ended			14 Months Ended			15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended
	Jul. 14, 2025	Apr. 14, 2025	Oct. 10, 2022	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2022	Aug. 31, 2025	May 31, 2025	Nov. 30, 2022	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2022	Oct. 31, 2025	Jul. 31, 2025	Jan. 31, 2023	Nov. 30, 2025	Aug. 31, 2025	Feb. 28, 2023	Dec. 31, 2025	Sep. 30, 2025	Mar. 31, 2023	Jan. 31, 2026	Oct. 31, 2025	Apr. 30, 2023	Feb. 28, 2026	Nov. 30, 2025	May 31, 2023	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2023	Apr. 30, 2026	Jan. 31, 2026	Jul. 31, 2023	May 31, 2026	Feb. 28, 2026	Aug. 31, 2023	Jun. 30, 2026	Mar. 31, 2026	Sep. 30, 2023	Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2023	Aug. 31, 2026	May 31, 2026	Nov. 30, 2023	Jun. 30, 2026	Dec. 31, 2023	Jul. 31, 2026	Jan. 31, 2024	Aug. 31, 2026	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2026	Aug. 31, 2026
Unlimited HFEQ Equity Long/Short ETF
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,148			$ 10,398			$ 11,184			$ 11,677			$ 11,483			$ 11,481			$ 12,199			$ 12,739			$ 11,618			$ 12,569			$ 13,029			$ 13,551			$ 13,044			$ 13,280
Unlimited HFGM Global Macro ETF
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 10,198			$ 10,407			$ 10,792			$ 10,970			$ 11,901			$ 12,651			$ 12,920			$ 12,794			$ 12,770			$ 14,148			$ 14,970			$ 14,224			$ 14,715			$ 14,708		$ 13,503		$ 13,458		$ 13,987
Unlimited HFMF Managed Futures ETF
Account Value [Line Items]
Accumulated Value	10,000			9,980			10,380			10,566			10,584			10,583			10,704			11,565			12,130			11,920			11,777			11,474			11,017			11,015			11,080
Unlimited HFND Multi-Strategy Return Tracker ETF
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 10,154			$ 10,427			$ 10,208			$ 10,578			$ 10,318			$ 10,251			$ 10,243			$ 10,029			$ 10,373			$ 10,590			$ 10,346			$ 10,161			$ 9,972			$ 10,303		$ 10,610		$ 10,567		$ 10,816	$ 11,085	$ 10,793	$ 11,069	$ 11,074	$ 11,227	$ 11,239	$ 11,451	$ 11,335	$ 11,694	$ 11,452	$ 11,711	$ 11,652	$ 11,315	$ 11,097	$ 11,363	$ 11,719	$ 11,795	$ 12,078	$ 12,435	$ 12,627	$ 12,537	$ 12,455	$ 12,974	$ 13,250	$ 12,869	$ 13,340	$ 13,524	$ 13,614	$ 13,394	$ 13,526
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	10,000			10,117			10,322			10,699			10,949			10,976			10,983			11,142			11,057			10,507			11,609			12,220			12,104			12,096			12,425
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,058	$ 10,147	$ 9,896	$ 10,179	$ 10,075	$ 10,260	$ 10,290	$ 10,230	$ 10,213	$ 10,354	$ 10,203	$ 10,527	$ 10,418	$ 10,325	$ 10,255	$ 10,403	$ 10,437	$ 10,516	$ 10,414	$ 10,502	$ 10,580	$ 10,584	$ 10,568	$ 10,464	$ 10,398	$ 10,552	$ 10,427	$ 10,410	$ 10,563	$ 10,420	$ 10,442	$ 10,736	$ 10,353	$ 10,467	$ 10,547	$ 10,090	$ 10,331	$ 10,559	$ 9,931	$ 10,371	$ 10,592	$ 10,381	$ 10,617	$ 10,778	$ 10,479	$ 10,748	$ 10,520	$ 10,596	$ 10,694	$ 10,424	$ 10,601	$ 10,701	$ 10,951	$ 11,109	$ 11,257	$ 10,978	$ 11,094	$ 10,913	$ 10,971	$ 11,212	$ 11,216	$ 11,260	$ 11,180	$ 11,352	$ 11,322	$ 11,457	$ 11,582	$ 11,654	$ 11,727	$ 11,709	$ 11,722	$ 11,914	$ 11,704	$ 11,717	$ 11,754	$ 11,782	$ 11,628	$ 11,674